Intangible Assets - Calculation of Goodwill Impairment (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / oz	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 127,000,000	$ 126,000,000	$ 126,000,000
Impairment of goodwill	9,000,000	0	0
Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	127,000,000	126,000,000	126,000,000
Sunrise Dam CGU
Disclosure of information for cash-generating units [line items]
Carrying Value	233,000,000
Value in use	402,000,000	487,000,000	504,000,000
Amount by which unit's recoverable amount exceeds its carrying amount	169,000,000
Goodwill	$ 119,000,000	$ 110,000,000	$ 111,000,000
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in dollars per ounce) | $ / oz	1,240
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount	7.00%
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant	8.30%	8.80%	7.90%
First Uranium CGU
Disclosure of information for cash-generating units [line items]
Value in use	$ 317,000,000	$ 336,000,000	$ 304,000,000
Goodwill	0	8,000,000	7,000,000
Impairment of goodwill	$ 9,000,000
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant	9.23%
Serra Grande CGU
Disclosure of information for cash-generating units [line items]
Goodwill	$ 8,000,000	$ 8,000,000	$ 8,000,000